As filed with the Securities and Exchange Commission on September 9, 2011

1933 Act Registration No. 333-170721

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

MET INVESTORS SERIES TRUST

(MetLife Aggressive Strategy Portfolio)

[Exact Name of Registrant as Specified in Charter]

Area Code and Telephone Number: (800) 848-3854

5 Park Plaza – Suite 1900

Irvine, California 92614

Elizabeth M. Forget

President

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

(Address of Principal Executive Offices)

Copies of All Correspondence to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

(Name and Address of Agent for Service)

This Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of Met Investors Series Trust, filed with the Securities and Exchange Commission on November 19, 2010 (Accession No. 0001193125-10-265259; File No. 333-170721) (the “Form N-14 Registration Statement”), is being filed to add Exhibit (12) to the Form N-14 Registration Statement. No information contained in Parts A or B of the Form N-14 Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superseded hereby.

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)

on              pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(1)

on              pursuant to paragraph (a)(1)

75 days after filing pursuant to paragraph (a)(2)

on              pursuant to paragraph (a)(2) of Rule 485

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

MET INVESTORS SERIES TRUST

PART C

OTHER INFORMATION

Item 15.	Indemnification.

The response to this item is incorporated by reference to “Liability and Indemnification of Trustees/Directors” under the caption “Comparative Information on Shareholders’ Rights” in Part A of this Registration Statement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant, its Trustees and Officers, its investment adviser, and persons affiliated with them are insured under a policy of insurance maintained by the Registrant and its investment adviser, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been adjudicated or may be established or who willfully fails to act prudently.

The Management Agreement with MetLife Advisers, LLC (the “Adviser”) provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Registrant in connection with the matters to which the Agreement relates, except for a loss resulting from willful misfeasance, bad faith or gross negligence of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations under the Agreement.

Item 16.	Exhibits:

1.    Declaration of Trust. Incorporated by reference to Met Investors Series Trust’s Registration Statement on Form N-1A filed on October 23, 2000, Registration No. 333-48456 (“Form N-1A Registration Statement”).

2.    By-Laws. Incorporated by reference to the Form N-1A Registration Statement.

3.    Not applicable.

4.    Agreement and Plan of Reorganization. Exhibit A to the Prospectus contained in Part A of this Registration Statement.

5.    None other than as set forth in Exhibits 1 and 2.

6(a).    Management Agreement between Met Investors Advisory, LLC (now known as MetLife Advisers, LLC) and Met Investors Series Trust. Incorporated by reference to Exhibit (d)(37) to Post-Effective Amendment No. 32 to the Form N-1A Registration Statement filed with the SEC on May 1, 2009 (“Post-Effective Amendment No. 32”).

6(b).    Amendment No. 1 to Management Agreement. Incorporated by reference to Exhibit (d)(37)(i) to Post-Effective Amendment No. 32.

7(a).    Second Amended and Restated Distribution Agreement between Met Investors Series Trust and MetLife Investors Distribution Company with respect to the Class A shares. Incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 32.

7(b).    Amendment No. 4 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(iv) to Post-Effective Amendment No. 32.

7(c).    Second Amended and Restated Distribution Agreement between Met Investors Series Trust and MetLife Investors Distribution Company with respect to Class B shares. Incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 32.

7(d).    Amendment No. 4 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(iv) to Post-Effective Amendment No. 32.

8.    Not applicable.

9(a).    Custody Agreement between State Street Bank & Trust Company and Met Investors Series Trust. Incorporated by reference to Exhibit (g)(1)(ii) to Post-Effective Amendment No. 32.

9(b).    Amendment to Custodian Agreement. Incorporated by reference to Exhibit (g)(1)(iii) to Post-Effective Amendment No. 36 to the Form N-1A Registration Statement filed with the SEC on April 30, 2010.

10(a).    Rule 12b-1 Class B Distribution Plan. Incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 32.

10(b).    Multiple Class Plan. Incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 32.

11.    Opinion and consent of Sullivan & Worcester LLP. Incorporated by reference to the Form N-14 Registration Statement filed on November 19, 2010.

12.    Tax opinion and consent of Sullivan & Worcester LLP. Filed herewith.

13.    Not applicable.

14.    Consent of Deloitte & Touche LLP. Incorporated by reference to the Form N-14 Registration Statement filed on November 19, 2010.

15.    Not applicable.

16.    Powers of Attorney. Incorporated by reference to the Form N-14 Registration Statement filed on November 19, 2010.

17.    Form of Proxy and Voting Instructions. Incorporated by reference to the Form N-14 Registration Statement filed on November 19, 2010.

Item 17.	Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed on behalf of the Registrant, in the City of Irvine and State of California on the 9th day of September, 2011.

MET INVESTORS SERIES TRUST

By:	/s/ Elizabeth M. Forget
Name: Elizabeth M. Forget
Title: President

As required by the Securities Act of 1933, the following persons have signed this Post-Effective Amendment to the Registration Statement in the capacities indicated on the 9th day of September, 2011.

Signatures	Title

/s/ Elizabeth M. Forget Elizabeth M. Forget	President, Trustee

/s/ Jeffrey A. Tupper Jeffrey A. Tupper	Chief Financial Officer and Treasurer

/s/ Stephen M. Alderman* Stephen M. Alderman	Trustee

/s/ Jack R. Borsting* Jack R. Borsting	Trustee

/s/ Robert Boulware* Robert Boulware	Trustee

/s/ Daniel A. Doyle* Daniel A. Doyle	Trustee

/s/ Susan C. Gause* Susan C. Gause	Trustee

/s/ Dawn M. Vroegop* Dawn M. Vroegop	Trustee

*By:	/s/ David C. Mahaffey
David C. Mahaffey
Attorney-in-fact

EXHIBIT INDEX

Exhibit No.

12	Tax opinion and consent of Sullivan & Worcester LLP.